Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (Pension, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Projected benefit obligation	$ 753,975	$ 495,180
Accumulated benefit obligation	684,647	452,449
Fair value of plan assets	$ 524,042	$ 443,211